Vessels (Tables)	9 Months Ended
Sep. 30, 2026
Vessels [Abstract]
Vessel Costs
Vessels

Cost of Vessels
$ in thousands
At January 1, 2026	1,812,535
Additions	388
Transferred from vessels under construction	543,809
Transferred from vessels upgrades	15,340
Transferred to asset held for sale	(48,016)
Retirement [1]	(11,180)
At September 30, 2026	2,312,874

Depreciation and amortization
$ in thousands
At January 1, 2026	728,644
Depreciation and amortization [2]	80,963
Transferred to asset held for sale	(31,239)
Retirement [1]	(11,180)
At September 30, 2026	767,187

Carrying Amount
$ in thousands
At January 1, 2026	1,083,891
At September 30, 2026	1,545,687
[1] Relates to completed depreciation of drydocking for DHT Amazon, DHT Lion, DHT Osprey, DHT Puma, DHT Panther, and DHT Harrier.
[2] Relates solely to depreciation of vessels, drydocking, and EGCS. Depreciation of office leases and other property, plant, and equipment represents an additional $1,264 thousand, which combined with the depreciation of vessels, drydocking, and EGCS comprises $82,227 thousand in depreciation and amortization.
Gain on sale of vessels
In the fourth quarter of 2025, the Company entered into agreements to sell DHT Europe and DHT China, each built in 2007, for an aggregate consideration of $101.6 million. DHT Europe was delivered to its new owner on January 30, 2026, and DHT China was delivered on March 30, 2026. Following the repayment of existing debt associated with one of the vessels in the amount of $5.6 million, the Company received net cash proceeds of approximately $95.0 million. The Company recognized a gain of $60.0 million in the first quarter of 2026 in connection with the sales.

In January 2026, the Company entered into an agreement to sell DHT Bauhinia, built in 2007, for a sales price of $51.5 million. The vessel was delivered to its new owner in July 2026 and was debt-free at the time of sale. The Company received net cash proceeds of approximately $50.9 million, and the Company recognized a gain of $34.2 million in the third quarter of 2026 in connection with the sale.
In the first nine months of 2025, the Company recognized a gain of $52.9 million related to the sales of DHT Scandinavia, DHT Lotus and DHT Peony.

Vessel upgrades

Cost of vessel upgrades
$ in thousands
At January 1, 2026	348
Additions	17,546
Transferred to vessels	(15,340)
At September 30, 2026	2,555

Vessel costs advances for vessels under construction	Vessels under construction
Cost of vessels under construction
$ in thousands
At January 1, 2026	301,651
Additions	255,536
Transferred to vessels	(543,809)
At September 30, 2026	13,379

Future expected payments for vessels under construction
The following table represents future expected payments related to the vessels under construction as of September 30, 2026:

Vessels under construction
$ in thousands
Within the next 12 months	26,550
From one to two years	92,925
At September 30, 2026*	119,475

*These are estimates only and are subject to change as construction progresses.